Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 1,015,851	$ 696,838	$ 535,171	$ 474,544
Other investments	142,619	215,797
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,015,851	696,838
Short-term and long-term deposits and restricted cash	16,444	16,769
Trade receivables and other assets	115,918	189,001
Short-term and long-term derivative instruments	27,423	0
Other investments	142,619	215,797
Maximum exposure to credit risk	$ 1,318,255	$ 1,118,405